SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Segment Reporting Information [Line Items]
Segments revenues	$ 16,214	$ 15,491	$ 31,040	$ 30,903	$ 60,567
Segments operating profit (loss)	1,645	1,411	3,227	3,145	4,643
Depreciation, amortization and impairment expenses	877	979	1,775	1,985	3,959
Operating Segments [Member]
Segment Reporting Information [Line Items]
Segments revenues	16,214	15,491	31,040	30,903	60,567
Segments operating profit (loss)	1,645	1,411	3,227	3,145	4,643
Segments tangible and intangible assets	36,220	38,863	36,220	38,863	35,109
Depreciation, amortization and impairment expenses	613	669	1,130	1,346	3,405
Expenditures for assets	507	516	1,129	985	1,796
Operating Segments [Member] | Cellocator [Member]
Segment Reporting Information [Line Items]
Segments revenues	5,591	5,545	11,193	11,009	19,489
Segments operating profit (loss)	166	612	772	1,243	1,000
Segments tangible and intangible assets	8,431	8,758	8,431	8,758	8,469
Depreciation, amortization and impairment expenses	83	85	166	171	338
Expenditures for assets	31	50	51	79	149
Operating Segments [Member] | MRM Segment [Member]
Segment Reporting Information [Line Items]
Segments revenues	12,248	11,124	23,685	22,484	47,938
Segments operating profit (loss)	1,438	730	2,351	1,717	3,848
Segments tangible and intangible assets	25,627	26,926	25,627	26,926	24,836
Depreciation, amortization and impairment expenses	530	584	964	1,175	3,067
Expenditures for assets	476	466	1,078	906	1,647
Operating Segments [Member] | Elimination [Member]
Segment Reporting Information [Line Items]
Segments revenues	(1,625)	(1,178)	(3,838)	(2,590)	(6,860)
Segments operating profit (loss)	41	69	104	185	(205)
Segments tangible and intangible assets	2,162	3,179	2,162	3,179	1,804
Depreciation, amortization and impairment expenses	0	0	0	0	0
Expenditures for assets	$ 0	$ 0	$ 0	$ 0	$ 0